Related-Party Transactions and Arrangements (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Incurred	$ 5,513	$ 8,288	$ 31,633	$ 65,351	$ 55,111
Payable	11,356		12,427	15,249
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Other Offering Costs Reimbursement [Member]
Related Party Transaction [Line Items]
Incurred	0	647	2,154	4,704	4,428
Payable	0		89	167
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Acquisition Fees [Member]
Related Party Transaction [Line Items]
Incurred	0	1,019	4,226	11,936	11,515
Payable	0		32	5
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Asset Management Fees [Member]
Related Party Transaction [Line Items]
Incurred	3,494	3,099	13,114	9,963	4,925
Payable	1,165		1,182	1,017
Carter Validus Advisors II, LLC And/Or Its Affiliates [Member] | Operating Expense Reimbursement [Member]
Related Party Transaction [Line Items]
Incurred	730	312	1,804	1,543	1,257
Payable	224		421	182
SC Distributors, LLC [Member] | Selling Commissions and Dealer Manager Fees [Member]
Related Party Transaction [Line Items]
Incurred	0	1,689	4,836	22,713	24,546
Payable	0		0	0
SC Distributors, LLC [Member] | Distribution and Servicing Fees [Member]
Related Party Transaction [Line Items]
Incurred		374	368	9,617	6,213
Incurred	(52)
Payable	9,300		10,218	13,376
Carter Validus Real Estate Management Services II, LLC [Member] | Property Management Fees [Member]
Related Party Transaction [Line Items]
Incurred	1,209	1,037	4,391	3,249	1,473
Payable	483		420	463
Carter Validus Real Estate Management Services II, LLC [Member] | Leasing Commission Fees [Member]
Related Party Transaction [Line Items]
Incurred	3	0	497	907	0
Payable	3		25	0
Carter Validus Real Estate Management Services II, LLC [Member] | Construction Management Fees [Member]
Related Party Transaction [Line Items]
Incurred	129	$ 111	243	719	$ 754
Payable	$ 181		$ 40	$ 39